SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® U.S. Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Fixed Income Opportunities Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Health and Wellness Fund
DWS High Conviction Global Bond Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Value Fund
DWS Multisector Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF MLP & Energy Infrastructure Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short Duration High Income Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund
DWS U.S. Multi-Factor Fund
DWS World Dividend Fund
Deutsche DWS Variable Series I:
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS CROCI® International VIP
DWS Global Small Cap VIP
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS CROCI® U.S. VIP
DWS Global Equity VIP
DWS Global Income Builder VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS International Growth VIP
DWS Multisector Income VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

The following information replaces the existing similar disclosure under the sub-section “Other Investment Policies” in the “INVESTMENT RESTRICTIONS” section of each fund’s Statement of Additional Information Part I:
(1) the fund may not purchase illiquid securities if, as a result, more than 15% of the fund's net assets would be invested in such securities.
For purposes of non-fundamental policy (1), an illiquid security is any investment that the fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days without the sale or disposition significantly changing the market value of the investment.
The following information replaces the existing similar disclosure under the “APPENDIX II-G – INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS” section of each fund’s Statement of Additional Information.
Illiquid Securities. Illiquid securities are investments that a mutual fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the fund’s liquidity risk management program (LRM Program) adopted pursuant to Rule 22e-4 under the 1940 Act. Under a fund’s LRM Program, the fund may not hold more than 15% of its net assets in illiquid securities. The LRM Program administrator is responsible for determining the liquidity classification of the fund’s investments and monitoring compliance with the 15% limit on illiquid securities. For money market funds operated in accordance with Rule 2a-7 under the 1940 Act, illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to them by the fund. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate
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these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Certain securities may be deemed to be illiquid as a result of the Advisor’s receipt from time to time of material, non-public information about an issuer, which may limit the Advisor’s ability to trade such securities for the account of any of its clients, including a fund. In some instances, these trading restrictions could continue in effect for a substantial period of time. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that should a fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of a fund’s net assets could be adversely affected.
Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such illiquid securities in order to dispose of them, resulting in additional expense and delay. A fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, a fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although a fund may have a due diligence defense. Adverse market conditions could impede such a public offering of securities.
A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-US securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.
Municipal Leases, Certificates of Participation and Other Participation Interests. A municipal lease is an obligation in the form of a lease or installment purchase contract that is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance (as well as regular Federal income tax). Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, such as non-payment and the risk of bankruptcy of the issuer. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a fund’s investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments.
In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a fund’s original investment.
Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.
Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a fund’s limitation on investments in illiquid securities.
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A fund may purchase participations in municipal securities held by a commercial bank or other financial institution, provided the participation interest is fully insured. Such participations provide a fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a fund with the right to demand payment, on not more than seven days notice, of all or any part of a fund’s participation interest in the underlying municipal security, plus accrued interest.
Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A fund has the right to sell the participation back to the bank after seven days’ notice for the full principal amount of a fund’s interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a fund in connection with the arrangement.
Participation interests in municipal securities are subject to the same general risks as participation interests in bank loans, as described in the Bank Loans section above. Such risks include credit risk, interest rate risk, and liquidity risk, as well as the potential liability associated with being a lender. If a fund purchases a participation, it may only be able to enforce its rights through the participating lender, and may assume the credit risk of both the lender and the borrower.
Please Retain This Supplement for Future Reference
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